UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BANDERA PARTNERS LLC
Address: 50 Broad Street, Suite 1820
         New York, New York 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Bylinsky
Title: Managing Director
Phone: 212-232-4582

Signature, Place, and Date of Signing:

       /s/ Gregory Bylinsky, New York, NY, August 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                  -----------------------

Form 13F Information Table Entry Total:                        12
                                                  -----------------------

Form 13F Information Table Value Total:                  $192,042
                                                  -----------------------
                                                        (thousands)

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2     COLUMN 3      COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                   --------     --------      -------- ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                --------------    -----      ---------  -------  --- ----  ----------  --------  ----      ------ ----
AFC ENTERPRISES INC           COM             00104Q 10 7   23,588   1,019,363 SH           SOLE               1,019,363
AMBASSADORS GROUP INC         COM             023177 10 8   14,475   2,660,920 SH           SOLE               2,660,920
ASSISTED LIVING CONCPT NEV N  CL A NEW        04544X 30 0   20,747   1,459,009 SH           SOLE               1,459,009
COLE KENNETH PRODTNS INC      CL A            193294 10 5    8,793     584,221 SH           SOLE                 584,221
FAMOUS DAVES AMER INC         COM             307068 10 6    7,231     654,422 SH           SOLE                 654,422
GENERAL MTRS CO               COM             37045V 10 0   11,339     575,000 SH           SOLE                 575,000
GOOGLE INC                    CL A            38259P 50 8   20,302      35,000 SH           SOLE                  35,000
HILLTOP HOLDINGS INC          COM             432748 10 1   25,229   2,447,040 SH           SOLE               2,447,040
LUBYS INC                     COM             549282 10 1   20,064   2,994,673 SH           SOLE               2,994,673
MAKEMUSIC INC                 COM NEW         56086P 20 2    2,035     515,132 SH           SOLE                 515,132
STAR GAS PARTNERS L P         UNIT LTD PARTNR 85512C 10 5   25,682   6,144,127 SH           SOLE               6,144,127
TANDY LEATHER FACTORY INC     COM             87538X 10 5   14,555   2,820,810 SH           SOLE               2,820,810